Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of key revenue streams

Key revenue streams are as below (in thousands):

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Advertising service	577,424	843,284	1,160,886
Paid membership service	87,997	320,471	668,507
Content-commerce solutions	641	135,813	973,986
Others	4,449	52,628	155,945
Total	670,511	1,352,196	2,959,324